Investments in associates and joint ventures - Additional information about associates and joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of financial position
Current assets	$ 22,834,374	$ 23,364,461
Non-current assets	114,859,795	110,525,835
Total assets	137,694,169	133,890,296
Current liabilities	18,282,443	21,742,299
Non-current liabilities	65,912,363	53,916,369
Total liabilities	84,194,806	75,658,668
Equity	53,499,363	58,231,628	$ 57,107,780	$ 48,215,699
Other complementary information
Cash and cash equivalents	5,082,308	7,075,758	6,311,744	$ 7,945,885
Loans and borrowings	4,923,346	5,012,173
Non-current Loans and borrowings	41,808,408	33,226,966
Statement of profit or loss
Sales revenue	50,223,393	71,488,512	68,603,872
Costs	(37,567,472)	(44,972,360)	(41,184,379)
Other operating income (expenses), net	(3,373,150)	(2,151,599)	(1,653,858)
Financial (expenses) income	(2,481,587)	(1,670,494)	(2,010,375)
Income tax	2,038,661	4,718,413	8,258,485
Financial year results	2,737,853	15,005,155	12,355,390
Other comprehensive income (loss) for the year, net of tax	1,356,224	(1,743,107)	1,037,450
Offshore International Group
Statement of financial position
Current assets	266,240	284,591
Non-current assets	1,302,555	1,481,680
Total assets	1,568,795	1,766,271
Current liabilities	154,086	310,561
Non-current liabilities	871,089	718,863
Total liabilities	1,025,175	1,029,424
Equity	543,620	736,847
Other complementary information
Cash and cash equivalents	110,622	48,752
Statement of profit or loss
Sales revenue	325,812	529,167	653,054
Costs	(364,750)	(690,484)	(585,192)
Other operating income (expenses), net	(234,597)	(64,115)	(353,010)
Financial (expenses) income	(24,034)	(31,288)	(21,227)
Income tax	59,818	208,473	(16,594)
Financial year results	(237,751)	(48,247)	(322,969)
Other comprehensive income (loss) for the year, net of tax	0	0	0
Depreciation and amortization	205,243	226,654	243,601
Equion Energia Limited
Statement of financial position
Current assets	2,616,813	2,530,453
Non-current assets	13,538	95,384
Total assets	2,630,351	2,625,837
Current liabilities	81,259	315,002
Non-current liabilities	49,773	76,768
Total liabilities	131,032	391,770
Equity	2,499,319	2,234,067
Other complementary information
Cash and cash equivalents	36,601	188,820
Statement of profit or loss
Sales revenue	257,066	1,285,891	1,490,177
Costs	(127,672)	(671,179)	(755,656)
Other operating income (expenses), net	60,852	(624)	29,136
Financial (expenses) income	(1,090)	(3,660)	(3,659)
Income tax	(45,137)	(214,048)	(338,487)
Financial year results	144,019	396,380	421,511
Other comprehensive income (loss) for the year, net of tax	1,223,990	1,102,757	1,095,090
Depreciation and amortization	$ 41,536	$ 404,482	$ 511,615